Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Amount invested in investment entity		$ 5,751
Measured at FVTPL Held for trading	$ 1	1
Fair value on a recurring basis [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Amount invested in investment entity		3,125
Measured at FVTPL Held for trading	1	1
Cash flow hedge-forward exchange contracts, financial liabilities		1
Hedging financial assets	1
Equity investment	6,933
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-listed stocks	517
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Amount invested in investment entity		3,125
Equity investment	2,900
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Measured at FVTPL Held for trading	1	1
Cash flow hedge-forward exchange contracts, financial liabilities		$ 1
Hedging financial assets	1
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Equity investment	4,033
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-listed stocks	$ 517